Segment Reporting - Summary of Revenue and Long-Lived Assets for Each of Geographic Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 723,355	$ 835,469	$ 782,583
Long-lived Assets	98,889	100,293	89,679
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	504,455	596,620	550,783
Long-lived Assets	65,957	67,727	65,279
Czech Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	93,106	102,786	88,295
Long-lived Assets	6,679	8,583	6,565
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	125,794	136,063	143,505
Long-lived Assets	$ 26,253	$ 23,983	$ 17,835